Revenue - Summary of Breakage of Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Products	€ 1,783	€ 554	€ 559
Services	0	1,801	120
Operating lease income	50	0	0
Other	2,589	0	0
Total	€ 4,422	€ 2,355	€ 679